Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31, 2022	December 31, 2021
Other tax payable	$379,712	$616,356
Accrued payroll	296,866	301,260
Customer deposits payable	83,367	-
Other current liabilities	95,595	57,185
	$855,540	$974,801

Schedule of other tax payables
	December 31, 2022	December 31, 2021
Value added tax payable	$354,794	$579,516
Local taxes payable	24,918	36,840
	$379,712	$616,356